Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS
Held-to-maturity, fair value (in dollars)	$ 34,844	$ 41,996
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	90,000,000	90,000,000
Common Stock, shares issued	37,165,674	36,788,464
Common Stock, shares outstanding	36,987,674	36,788,464
Treasury Stock, Shares	178,000